Going Concern (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Going Concern [Abstract]
Current assets	¥ 631,259			$ 89,954	¥ 578,086
Current liabilities	308,306			43,932	272,819
Working capitals	323,000			46,100	305,300
Accumulated deficit	(336,145)			$ (47,900)	¥ (208,828)
Net loss	¥ (127,317)	$ (18,144)	¥ (11,766)